UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Technology - 31.0%
Communications Technology - 5.0%
Cisco Systems, Inc.	1,201,090	$24,201,964
QUALCOMM, Inc.	977,585	62,409,026

		86,610,990

Computer Services, Software & Systems - 13.2%
Citrix Systems, Inc. (a)	310,400	26,573,344
Cognizant Technology Solutions Corp.-Class A (a)	383,290	28,102,823
F5 Networks, Inc. (a)	83,050	11,122,887
Google, Inc.-Class A (a)	105,085	63,600,595
Informatica Corp. (a)	110,620	5,090,732
Intuit, Inc.	453,075	26,264,758
Oracle Corp.	1,462,855	42,993,308
Salesforce.com, Inc. (a)	66,020	10,281,295
TIBCO Software, Inc. (a)	499,585	16,436,346

		230,466,088

Computer Technology - 9.7%
Apple, Inc. (a)	242,290	141,555,509
EMC Corp./MA (a)	992,833	28,007,819

		169,563,328

Semiconductors & Component - 3.1%
Broadcom Corp.-Class A (a)	457,787	16,755,004
Marvell Technology Group Ltd. (a)	1,855,201	27,846,567
Xilinx, Inc.	286,660	10,428,691

		55,030,262

		541,670,668

Consumer Discretionary - 14.7%
Auto Parts - 0.9%
BorgWarner, Inc. (a)	195,986	15,490,734

Cable Television Services - 2.5%
Comcast Corp.-Class A	1,422,670	43,149,581

Casinos & Gambling - 0.7%
Las Vegas Sands Corp.	225,880	12,534,081

Diversified Retail - 2.8%
Amazon.com, Inc. (a)	151,294	35,085,079
Dollar General Corp. (a)	297,370	14,113,180

		49,198,259

Entertainment - 3.1%
Walt Disney Co. (The)	1,238,500	53,391,735

Recreational Vehicles & Boats - 0.7%
Harley-Davidson, Inc.	244,067	12,772,026

Restaurants - 1.5%
Starbucks Corp.	448,336	25,725,520

Company	Shares	U.S. $ Value
Specialty Retail - 0.2%
Tractor Supply Co.	36,020	3,544,728

Textiles, Apparel & Shoes - 2.3%
Coach, Inc.	334,070	24,440,561
PVH Corp.	184,380	16,372,944

		40,813,505

		256,620,169

Energy - 14.4%
Offshore Drilling & Other Services - 1.0%
Ensco PLC (Sponsored ADR)	306,950	16,774,818

Oil Well Equipment & Services - 8.5%
FMC Technologies, Inc. (a)	318,200	14,955,400
Halliburton Co.	497,730	17,032,321
National Oilwell Varco, Inc.	412,700	31,266,152
Oceaneering International, Inc.	315,040	16,265,515
Schlumberger Ltd.	931,610	69,069,565

		148,588,953

Oil: Crude Producers - 4.9%
Anadarko Petroleum Corp.	280,410	20,528,816
EOG Resources, Inc.	295,880	32,490,583
Noble Energy, Inc.	334,511	33,223,632

		86,243,031

		251,606,802

Producer Durables - 12.3%
Aerospace - 1.9%
Boeing Co. (The)	434,050	33,335,040

Diversified Manufacturing Operations - 3.9%
Danaher Corp.	1,034,137	56,070,908
Dover Corp.	195,460	12,247,524

		68,318,432

Scientific Instruments: Control & Filter - 2.4%
Flowserve Corp.	140,716	16,172,490
Rockwell Automation, Inc.	189,810	14,679,905
Roper Industries, Inc.	105,410	10,741,279

		41,593,674

Scientific Instruments: Electrical - 2.5%
AMETEK, Inc.	288,212	14,505,710
Emerson Electric Co.	545,000	28,634,300

		43,140,010

Transportation Miscellaneous - 1.6%
United Parcel Service, Inc.-Class B	369,340	28,860,228

		215,247,384

Health Care - 9.2%
Health Care Management Services - 1.9%
UnitedHealth Group, Inc.	578,583	32,487,436

Company	Shares	U.S. $ Value
Health Care Services - 1.1%
Express Scripts Holding Co. (a)	334,147	18,642,061

Medical & Dental Instruments & Supplies - 2.6%
Covidien PLC	528,915	29,211,976
Stryker Corp. (b)	296,160	16,161,451

		45,373,427

Medical Equipment - 0.4%
Illumina, Inc. (a)(b)	177,346	7,897,217

Pharmaceuticals - 3.2%
Allergan, Inc./United States	321,200	30,835,200
Gilead Sciences, Inc. (a)	242,130	12,593,181
Perrigo Co.	128,860	13,517,414

		56,945,795

		161,345,936

Materials & Processing - 6.3%
Chemicals: Diversified - 0.9%
Potash Corp. of Saskatchewan, Inc.	359,950	15,290,676

Copper - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	547,060	20,952,398

Fertilizers - 1.8%
Monsanto Co.	409,158	31,169,656

Metal Fabricating - 2.4%
Precision Castparts Corp. (b)	243,900	43,016,643

		110,429,373

Financial Services - 5.6%
Diversified Financial Services - 4.1%
Blackstone Group LP	1,612,394	21,864,063
Goldman Sachs Group, Inc. (The)	123,655	14,238,873
JPMorgan Chase & Co.	805,110	34,603,628

		70,706,564

Financial Data & Systems - 0.9%
Visa, Inc.-Class A	131,390	16,158,342

Real Estate - 0.6%
CBRE Group, Inc. (a)	554,986	10,439,286

		97,304,192

Consumer Staples - 1.8%
Foods - 1.8%
General Mills, Inc.	399,200	15,524,888
Hershey Co. (The)	252,590	16,926,056

		32,450,944

Total Common Stocks (cost $1,518,650,241)		1,666,675,468

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.1%
Investment Companies - 5.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (Cost $89,029,710)	89,029,710	89,029,710

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $1,607,679,951)		1,755,705,178

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves -Class I, 0.21% (cost $8,092,918)	8,092,918	8,092,918

Total Investments - 100.9% (cost $1,615,772,869) (d)		1,763,798,096
Other assets less liabilities - (0.9)%		(15,858,672)

Net Assets - 100. 0%		$1,747,939,424

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $172,678,198 and gross unrealized depreciation of investments was $(24,652,971), resulting in net unrealized appreciation of $148,025,227.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Large Cap Growth Fund

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,666,675,468		$	– 0	–	$	– 0	–	$1,666,675,468
Short-Term Investments	89,029,710			– 0	–		– 0	–	89,029,710
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	8,092,918			– 0	–		– 0	–	8,092,918

Total Investments in Securities	1,763,798,096			– 0	–		– 0	–	1,763,798,096
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,763,798,096		$	– 0	–	$	– 0	–	$1,763,798,096

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 22, 2012